Unaudited Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)	$ (27,908,571)	¥ (190,082,478)	¥ 126,273,050
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	277,492	1,889,970	3,863,369
(Reversal of)/Allowance for credit losses	667,730	4,547,840	(258,607)
Write off of prepaid service fee	6,733	45,857
Stock compensation expenses			22,189,939
Deferred tax expense	21,524	146,597
(Gain)/Loss from short-term investments-realized and unrealized	26,470,199	180,285,879	(17,572,860)
Loss from disposal of property, plant and equipment	1,655	11,274
Gain from deconsolidation of subsidiaries			(12,296,928)
Amortization of operating lease right-of-use assets	68,313	465,271	544,125
Loss from long-term investments	1,611	10,972
Change in operating assets and liabilities:
Accounts receivables	2,662,441	18,133,622	454,689
Prepaid services fees	(1,587,269)	(10,810,729)	(889,985)
Other receivables and prepaid expenses	(2,343,840)	(15,963,660)	(23,379,909)
Accounts payable	(869,869)	(5,924,592)	(2,530,033)
Other payables and accrued liabilities	(2,837,974)	(19,329,160)	116,532,295
Advance from customers	3,838,846	26,145,995	(974,415)
Operating lease liabilities	(74,688)	(508,691)	(529,788)
Taxes payable	261,939	1,784,042	2,244,422
Net cash provided by (used in) operating activities	(1,343,728)	(9,151,991)	213,669,364
CASH FLOWS FROM INVESTING ACTIVITIES:
Sale of short-term investments	28,175,965	191,903,680	164,525,845
Purchases of property, plant and equipment			(4,956)
Purchases of short-term investments	(13,600,000)	(92,628,240)	(528,662,610)
Cash received from disposal of subsidiary			2,977,491
Net cash (used in)/ provided by investing activities	14,575,965	99,275,440	(361,164,230)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loan – banking facility	3,670,587	25,000,000	25,000,000
Payments to banking facility	(3,670,587)	(25,000,000)	(10,000,000)
Cash received from issuance of shares to noncontrolling interests			775,558,013
Issuance of convertible notes			263,436,480
Net cash provided by financing activities			1,053,994,493
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(7,794,319)	(53,086,330)	(17,020,862)
CHANGE IN CASH AND CASH EQUIVALENTS	5,437,918	37,037,119	889,478,765
CASH AND CASH EQUIVALENTS, beginning of period	192,922,625	1,313,976,706	1,070,513,011
CASH AND CASH EQUIVALENTS, end of period	198,360,543	1,351,013,825	1,959,991,776
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	490	3,337	11,613
Cash paid for interest	59,477	405,092	759,480
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Operating lease right-of-use assets obtained in exchange for Operating lease liabilities	102,259	696,474
Shares converted from convertible notes payable			¥ 897,330,510